CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,632,913)	$ (5,338,569)	$ (20,248,360)	$ (19,798,058)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense, net of recoveries	13,433	9,629	75,165	42,625
Depreciation and amortization	217,673	332,947	1,092,143	1,179,160
Stock-based compensation	178,000	169,263	717,863	2,047,731
Change in fair value of derivative liabilities	(201,062)	(193,093)	470,052	(492,311)
Change in fair value of contingent consideration			0	4,334,932
Settlement of contingency			0	471,250
Amortization of deferred costs	194,846	42,753	248,606	136,436
Non-cash interest expense - amortization of debt discount	73,634	(33,952)	323,146	614,450
Deferred income tax provision	4,645	4,890	18,589	18,000
Loss (Gain) on disposal of assets	0	7,837	(594,173)	84,336
Effect of amendment to contingent consideration	0	1,006,159	1,006,159	0
Loss on extinguishment of debt	381,201	19,867	19,868	0
Effect of issuance of warrants for term loan modification	0	303,517	303,517	0
Inducement expense			0	1,513,371
Change in operating assets and liabilities, net of those acquired:
Accounts and other receivable, net	1,542,059	(642,062)	(2,268,104)	(260,510)
Inventory	379,974	235,852	58,590	(602,108)
Prepaid expenses and other current assets	(721,280)	(809,648)	(210,153)	60,105
Accounts payable and accrued expenses	(78,132)	677,807	5,206,301	(83,767)
Deferred revenues	(371,575)	0	2,182,842	(654,721)
Other liabilities	108,798	(6,782)	196,953	(3,740)
Net cash used in operating activities	(3,910,699)	(4,213,585)	(11,400,996)	(11,392,819)
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment acquisitions	(75,733)	(100,000)	(750,697)	(2,087,562)
Cash acquired in business combination			0	24,563
Proceeds from sale of equipment	0	82,794	2,139,672	471,289
Net cash used in investing activities	(75,733)	(17,206)	1,388,975	(1,591,710)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt, net	8,788,168	4,249,329	6,240,797	0
Proceeds from issuance of common stock, net	3,666,260	4,851,738	5,462,132	9,493,906
Redemption of preferred stock			0	(169,986)
Repayment of note payable	(4,101,143)	(270,000)	(1,020,000)	0
Proceeds from option and warrant exercises			0	4,066,959
Dividends paid on preferred stock			0	(36,595)
Net cash provided by financing activities	8,353,285	8,831,067	10,682,929	13,354,284
Net increase in cash	4,366,853	4,600,276	670,908	369,755
Cash, beginning of period	3,286,713	2,615,805	2,615,805	2,246,050
Cash, end of period	$ 7,653,566	$ 7,216,081	$ 3,286,713	$ 2,615,805